UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses
Advertising and promotion	$ 508,462	$ 81,173	$ 1,436,875	$ 183,790
Bank and interest charges	2,456	4,027	17,574	5,607
Business development	144,015	180,000	1,841,982	360,000
Consulting fees	1,124,862	390,350	4,263,195	998,364
Contract labor and fuel	331,116	185,775	1,387,747	403,800
Depreciation	88,588	5,080	36,408	15,319
Directors' fees	44,000	42,000	168,000	164,000
Franchise tax	10,069	0	84,892	0
Insurance	205,754	21,157	197,107	87,372
Licenses	0	450	475	620
Listing fees	233,149	3,049	37,202	292,293
Management fees	(347,410)	75,000	707,507	232,000
Office and administrative	47,320	78,125	286,033	166,196
Professional fees	1,331,822	192,414	2,521,680	786,338
Rent expense	130,753	102,751	542,879	294,611
Repairs and maintenance	2,379	5,994	36,909	44,504
Research and development	83,263	255,479	1,027,203	0
Travel and entertainment	113,140	255,454	609,376	231,207
Vehicle	114	1,275	79,165	35,062
Relocation costs			51,723	0
Total operating expenses	(4,053,852)	(1,879,553)	(15,333,932)	(4,301,083)
Other income (expense)
Amortization of debt discount	0	(117,067)	(500,937)	(1,777,505)
Change in fair value of derivative liability	0	(704,662)	(970,866)	(1,642,697)
Grant income	24,000	40,000	163,723	0
Other income	15,000	87,900	516,640	234,900
Interest expense	0	(118,410)	(555,985)	(486,669)
Interest income	150,788	42,775	153,020	66,323
Loss on disposal of property, plant, and equipment	(4,603)	0
Loss from misappropriation of assets	(395,033)	0
Exchange loss	(5,431)	(4,090)	(14,215)	(2,046)
Write-off of other receivable			(1,064)	0
Total other income (expense)	(215,279)	(773,554)	(1,209,684)	(3,607,694)
Net loss before taxes	(4,269,131)	(2,653,107)	(16,543,616)	(7,908,777)
Income tax expense (benefit)			0	0
Net loss	$ (4,269,131)	$ (2,653,107)	$ (16,543,616)	$ (7,908,777)
Weighted average number of shares
Weighted average number of shares - Basic	43,992,302	19,669,032	21,659,714	17,183,830
Weighted average number of shares - diluted	43,992,302	19,669,032	21,659,714	17,183,830
Net loss per share
Net loss per share - Basic	$ (0.1)	$ (0.13)	$ (0.76)	$ (0.46)
Net loss per share - diluted	$ (0.1)	$ (0.13)	$ (0.76)	$ (0.46)